Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
Share based payments

	Year Ended April 30,
	2013	2012	2011
Share-based compensation expense included in selling, distribution, and administrative expenses	$20.5	$19.3	$19.9
Share-based compensation expense included in other restructuring and merger and integration costs	0.8	2.5	4.4
Total share-based compensation expense	$21.3	$21.8	$24.3

Related income tax benefit	$7.1	$7.5	$8.1